UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


            Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     MCM Capital Management, LLC

Address:  1370 Avenue of the Americas
          New York, New York  10019

13F File Number: 028-10733

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Alan Rivera, Esq.
Title:    Chief Financial Officer & General Counsel
Phone:    (212) 586-4333


Signature, Place and Date of Signing:

/s/ Alan Rivera              New York, New York              August 15, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        24

Form 13F Information Table Value Total:    $129,930
                                         (thousands)

Confidential Information has been omitted from this public Form 13F report and has been filed separately with the Securities and Exchange Commission.


List of Other Included Managers:

1. Name: MMI Investments, LP               13F File Number: 028-12272

                                                    FORM 13F INFORMATION TABLE

                                                         June 30, 2011

COLUMN 1                      COLUMN 2        COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6      COLUMN 7       COLUMN 8

                                                         VALUE       SHRS OR   SH/  PUT/  INVESMENT       OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (X$1000)    PRN AMT   PRN  CALL  DISCRETIOPN     MANAGERS  SOLE SHARED NONE

AMERICAN DENTAL PARTNERS      COM             025353103    1,708      131,800  SH         SHARED-DEFINED  (1)      131,800
AMERICAN DENTAL PARTNERS      COM             025353103       19        1,450  SH         SOLE            NONE       1,450
BRINKS CO                     COM             109696104    1,038       34,800  SH         SHARED-DEFINED  (1)       34,800
BRINKS CO                     COM             109696104       18          600  SH         SOLE            NONE         600
CHECKPOINT SYS INC            COM             162825103   35,059    1,960,800  SH         SHARED-DEFINED  (1)    1,960,800
CHECKPOINT SYS INC            COM             162825103       43        2,400  SH         SOLE            NONE       2,400
CORE MARK HOLDING CO INC      COM             218681104    5,741      160,800  SH         SHARED-DEFINED  (1)      160,800
CORE MARK HOLDING CO INC      COM             218681104       31          875  SH         SOLE            NONE         875
DHT HOLDINGS INC              COM             Y2065G105   24,422    6,376,500  SH         SHARED-DEFINED  (1)    6,376,500
DHT HOLDINGS INC              COM             Y2065G105       43       11,300  SH         SOLE            NONE      11,300
DUCOMMUN INC DEL              COM             264147109    4,885      237,500  SH         SHARED-DEFINED  (1)      237,500
DYNAMICS RESH CORP            COM             268057106      875       64,185  SH         SHARED-DEFINED  (1)       64,185
DYNAMICS RESH CORP            COM             268057106       14        1,000  SH         SOLE            NONE       1,000
EMS TECHNOLOGIES INC          COM             26873N108   11,546      350,200  SH         SHARED-DEFINED  (1)      350,200
EMS TECHNOLOGIES INC          COM             26873N108       89        2,700  SH         SOLE            NONE       2,700
GEOEYE INC                    COM             37250W108    5,273      141,000  SH         SHARED-DEFINED  (1)      141,000
GEOEYE INC                    COM             37250W108       19          500  SH         SOLE            NONE         500
ICF INTL INC                  COM             44925C103    2,157       85,000  SH         SHARED-DEFINED  (1)       85,000
KIRKLANDS INC                 COM             497498105      291       24,200  SH         SHARED-DEFINED  (1)       24,200
KIRKLANDS INC                 COM             497498105       14        1,150  SH         SOLE            NONE       1,150
KRATOS DEFENSE & SEC SOLUTIO  COM NEW         50077B207   28,698    2,360,000  SH         SHARED-DEFINED  (1)    2,360,000
KRATOS DEFENSE & SEC SOLUTIO  COM NEW         50077B207       43        3,500  SH         SOLE            NONE       3,500
OMNICELL INC                  COM             68213N109    7,873      505,000  SH         SHARED-DEFINED  (1)      505,000
OMNICELL INC                  COM             68213N109       31        2,000  SH         SOLE            NONE       2,000

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